Separation - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 01, 2017 $ / shares	Jul. 26, 2016 shares	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Share issued in acquisitions | shares		26,900,000
Common stock conversion ratio		1
LogMeIn shares received in disposal of GetGo | shares		26,900,000
LogMeIn shares received in disposal as percent of Comany share outstanding		0.171844291
Fractional shares of LogMeIn received | shares		0
Income tax expense benefit | $				$ 57,915	$ (50,549)	$ (18,904)
Separation costs, spin off transaction | $				$ 2,540	$ 179
Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Income tax expense benefit | $			$ 45,200
GetGo, Inc [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Convertible debt, conversion price | $ / shares	$ 71.91
Convertible debt, conversion ratio	13.9061